Financial liabilities - borrowings (Tables)	12 Months Ended
Dec. 31, 2025
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Summary of Current and Non - Current Borrowings
The Group’s current and
non-current
borrowings are as follows:

All figures in £ millions	2025	2024

Non-current

3.75% GBP notes 2030 (nominal amount £350m)	356	355

5.375% GBP notes 2034 (nominal amount £350m)	350	350

Revolving Credit Facilities	297	–

Lease liabilities (see note 34)	416	452

	1,419	1,157

Current (due within one year or on demand)

1.375% Euro notes 2025 (nominal amount € 300m)	–	250

Lease liabilities (see note 34)	62	65

Overdrafts	–	–

	62	315

Total borrowings	1,481	1,472

Summary of Maturities of the Group's Non-Current Borrowings	The maturities of the Group’s
non-current
borrowings are as follows:

All figures in £ millions	2025	2024

Between one and two years	70	71

Between two and five years	778	149

Over five years	571	937

	1,419	1,157

Summary of Carrying Amounts and Market Value of Borrowings
The carrying amounts and market values of borrowings are as follows:

			2025			2024

All figures in £ millions	Effective interest rate	Carrying value	Market value	Effective interest rate	Carrying value	Market value

1.375% Euro notes 2025	–	–	–	1.44%	250	247

3.75% GBP notes 2030	3.93%	356	338	3.93%	355	328

5.375% GBP notes 2034	5.6%	350	347	5.6%	350	343

Revolving Credit Facilities	n/a	297	297	–	–	–

		1,003	982		955	918

Summary of Carrying Amounts of Borrowings which Denominated in Currencies
The carrying amounts of the Group’s borrowings before the effect of derivatives (see notes 16 and 19 for further information on the impact of derivatives) are denominated in the following currencies:

All figures in £ millions	2025	2024

US dollar	153	187

Sterling	1,309	1,013

Euro	2	253

Other	17	19

	1,481	1,472